NET REVENUES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total net revenues	€ 3,420,321	€ 3,416,890	€ 3,105,084
Cars and spare parts
Disaggregation of Revenue [Line Items]
Total net revenues	2,535,245	2,455,955	2,180,045
Engines
Disaggregation of Revenue [Line Items]
Total net revenues	284,546	373,313	337,924
Sponsorship, commercial and brand
Disaggregation of Revenue [Line Items]
Total net revenues	505,701	494,082	488,514
Other
Disaggregation of Revenue [Line Items]
Total net revenues	€ 94,829	€ 93,540	€ 98,601